1.  Name and address of issuer

	Active Assets Institutional
Money Trust

2.  The name of each series or class
of securities for which this Form is
filed
	x

3a.  Investment Company Act File Number:

	811-09713

3b.  Securities Act File Number:

	333-91725

4a.  Last day of fiscal year for which
this Form is filed:

	June 30, 2012

4b. [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4c.  []  Check box if this is the last
time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of securities
sold during the fiscal year pursuant to section
24(f):	4,546,096,352

	(ii)  Aggregate price of securities
redeemed or repurchased during the fiscal year:
4,806,018,094

	(iii)  Aggregate price of securities
redeemed or repurchased during any prior fiscal
year ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the Commission:
1,619,524,517

	(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:	(6,425,542,611)

	(v)  Net sales -- if item 5(i) is
greater than item 5(iv) [subtract item 5(iv)
from item 5(i)]:	0.00

	(vi)  Redemption credits available for
use in future years - if item 5(i) is less than
item 5(iv) [subtract item 5(iv) from item 5(i)]:
(1,879,446,259)

	(vii)  Multiplier for determining
registration fee (See Instruction C.9):
..0001146

	(viii)  Registration fee due [multiply
item 5(v) by item 5(vii)] (enter "0" if no fee
is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i) was determined
by deducting an amount of securities that were
registered under the Securities Act of 1933 pursuant
to rule 24e-2 as in effect before October 11, 1997,
then report the amount of securities (number of
shares or shares or other units) deducted here:	.
If there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
form is filed that are available for use by the
issuer in future fiscal years, then state that number
here:	.

	If the response to Item 5(i) was determined
by deducting an amount of securities that were
registered under the Securities Act of 1933 pursuant
to rule 24e-2 as in effect before October 11, 1997,
then report the amount of securities (number of shares
or shares or other units) deducted here:	.
If there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
form is filed that are available for use by the issuer
in future fiscal years, then state that number here:	.

	0.00

8. Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7]:

	0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below by the
following persons on behalf of the issuer and in the
capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "September 28, 2012"
*Please print the name and title of the signing
officer below the